SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

The Company evaluated subsequent events through October 14, 2024, the date these financial statements were available to be issued. No subsequent events occurred that required disclosure.

NOTE 15 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through August 1, 2024, the date these financial statements were available to be issued. No subsequent events occurred that required disclosure.